Statements of Operations (123113 Annual Restatement [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
123113 Annual Restatement [Member]
REVENUES	$ 29
OPERATING EXPENSES
Consulting expense	141,187	42,351
Stock based Compensation	213,900
General and Administrative
Professional fees	30,266	59,550
Legal fees	80,012	48,931
Other expense	7,254	6,411
TOTAL OPERATING EXPENSES	472,619	157,243
NET LOSS FROM OPERATIONS	$ (472,590)	$ (157,243)
OTHER INCOME (EXPENSE)
Interest expense	(6,605)	(6,213)
TOTAL OTHER INCOME (EXPENSE)	(6,605)	(6,213)
NET LOSS	(479,195)	(163,456)
NET LOSS AVAILABLE PER COMMON SHAREHOLDER	$ (479,195)	$ (163,456)
NET LOSS PER COMMON SHARES	$ 0.00	$ 0.00
WEIGHTED AVERAGE SHARES
Basic and diluted	345,487,945	335,000,000